Investments (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-controlling interest	$ 326	$ 244
Percentage in indirect subsidiary	51.00%
P G T [Member]
IfrsStatementLineItems [Line Items]
Description of main investees	Petrobras Global Trading B.V. – PGT (100%, based in the Netherlands), dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras;
P G F [Member]
IfrsStatementLineItems [Line Items]
Description of main investees	Petrobras Global Finance B.V. – PGF (100%, based in the Netherlands); the finance subsidiary of Petrobras, raising funds through bonds issued in the international capital market;
P A I [Member]
IfrsStatementLineItems [Line Items]
Description of main investees	Petrobras America Inc. – PAI (100%, based in the United States), dedicated to trading and E&P activities (MP Gulf of Mexico, LLC);
P S P L [Member]
IfrsStatementLineItems [Line Items]
Description of main investees	Petrobras Singapore Private Limited - PSPL (100%, based in Singapore), which operates primarily in the trading of crude oil, oil products, biofuels and liquefied natural gas (LNG); and
P N B V [Member]
IfrsStatementLineItems [Line Items]
Description of main investees	Petrobras Netherlands B.V. - PNBV (100%, based in the Netherlands), operates through joint operations in Tupi BV (67.59%), Guará BV (45%), Papa Terra BV (62.5%), Roncador BV (75%) and Iara BV (90.11%), dedicated to the construction and lease of equipment and platforms for Brazilian E&P consortia, all of them based in the Netherlands; and Petrobras Frade Inversiones SA - PFISA (100%), based in Uruguay. In addition, PNBV operates in the E&P segment through branches in São Tomé and Príncipe and South Africa. The subsidiaries BJOOS BV, Agri BV and Libra BV were liquidated in 2025 and, currently, the Company is assessing the liquidation of Guara BV, Papa-Terra BV, Roncador BV and PFISA, where conditions precedent are pending. Subsequently, the Company will assess the liquidation of Tupi BV and Iara BV.
Total for all consolidated structured entities [member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Non-controlling interest	$ 279	201
Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Non-controlling interest	$ 31	$ 30